Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 32,634	$ 9,208
Accounts receivable	4,163	1,140
Sales taxes receivable	3,419	3,114
Prepaids and other receivables	3,876	790
Biological assets	9,074	3,722
Inventory	11,584	8,416
Loan receivable	314	314
Total current assets	65,064	26,704
Advances to joint ventures	6,941
Investments in equity accounted investees	3,492	3,807
Other investments	705	1,347
Property, plant and equipment	171,891	56,172
Intangible assets	11,234	11,207
Goodwill	1,792	1,792
Total assets	261,119	101,029
Current liabilities
Accounts payable and other liabilities	15,532	7,848
Holdbacks payable	7,887
Government remittances payable	1,123	30
Construction loan payable	20,951
Total current liabilities	45,493	7,878
Construction loan payable		5,367
Due to non-controlling interests	2,136
Deferred income tax liability	1,850	1,416
Total liabilities	49,479	14,661
Shareholders' equity
Share capital	225,500	83,559
Warrants	1,548	3,364
Stock options	6,241	2,289
Accumulated deficit	(22,715)	(3,724)
Accumulated other comprehensive income	930	880
Total equity attributable to shareholders of Cronos Group	211,504	86,368
Non-controlling interests	136	0
Total shareholders' equity	211,640	86,368
Total liabilities and shareholders' equity	$ 261,119	$ 101,029